UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 96.0%
	CONSUMER DISCRETIONARY ― 50.8%
450	2U, Inc. (a)	$16,155
235	Amazon.com, Inc. (a)	120,294
600	Eros International Plc (a)	16,314
2,280	HomeAway, Inc. (a)	60,511
800	MercadoLibre, Inc.	72,848
900	Mobileye N.V. (a)	40,932
945	Netflix, Inc. (a)	97,581
4,395	Pandora Media, Inc. (a)	93,790
48	Priceline Group, Inc. (a)	59,369
510	Tesla Motors, Inc. (a)	126,684
2,600	Vipshop Holdings Limited ― ADR (a)	43,680
		748,158
	FINANCIAL SERVICES ― 12.4%
4,565	LendingClub Corporation (a)	60,395
1,300	PayPal Holdings, Inc. (a)	40,352
3,035	Zillow Group, Inc. Class C (a)	81,945
		182,692
	PRODUCER DURABLES ― 2.7%
1,650	XPO Logistics, Inc. (a)	39,319

	TECHNOLOGY ― 30.1%
510	Alibaba Group Holding Limited ― ADR (a)	30,075
285	Baidu, Inc. ― ADR (a)	39,162
510	Criteo S.A. ― ADR (a)	19,145
820	Facebook, Inc. (a)	73,718
115	Google Inc., Class A (a)	73,412
320	LinkedIn Corporation (a)	60,842
280	Palo Alto Networks, Inc. (a)	48,160
540	salesforce.com, Inc. (a)	37,492
300	ServiceNow, Inc. (a)	20,835
515	Tableau Software, Inc. (a)	41,087
		443,928
	TOTAL COMMON STOCKS
	(Cost $1,470,948)	$1,414,097

	MONEY MARKET FUNDS ― 6.4%
94,684	First American US Treasury Money Market Fund, Class Z, 0.00% (b)	94,684
	TOTAL MONEY MARKET FUNDS
	(Cost $94,684)	$94,684

	TOTAL INVESTMENTS ― 102.4%
	(Cost $1,565,632)	1,508,781
	Liabilities in Excess of Other Assets ― (2.4)%	(34,692)
	TOTAL NET ASSETS ― 100.0%	$1,474,089

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015, was as follows*:

Cost of investments		$1,565,632
Gross unrealized appreciation		8,978
Gross unrealized depreciation		(65,829)
Net unrealized depreciation		$(56,851)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 98.2%
	CONSUMER DISCRETIONARY ― 33.4%
60	Amazon.com, Inc. (a)	$30,713
22	Chipotle Mexican Grill, Inc. (a)	15,845
275	HomeAway, Inc. (a)	7,298
250	lululemon athletica, Inc. (a)	12,663
75	MercadoLibre, Inc.	6,830
305	Netflix, Inc. (a)	31,494
532	Pandora Media, Inc. (a)	11,353
213	Starbucks Corporation	12,107
115	Tesla Motors, Inc. (a)	28,566
10	Priceline Group, Inc. (a)	12,369
		169,238
	FINANCIAL SERVICES ― 18.5%
615	Charles Schwab Corp.	17,564
250	First Republic Bank	15,693
800	LendingClub Corporation (a)	10,584
305	PayPal Holdings, Inc. (a)	9,467
123	PRA Group, Inc. (a)	6,509
210	Visa Inc.	14,629
710	Zillow Group, Inc. Class C (a)	19,170
		93,616
	HEALTH CARE ― 20.2%
80	Alexion Pharmaceuticals, Inc. (a)	12,511
80	BioMarin Pharmaceutical, Inc. (a)	8,425
240	Celgene Corporation (a)	25,961
530	Exact Sciences Corporation (a)	9,535
120	Gilead Sciences, Inc.	11,783
50	Illumina, Inc. (a)	8,791
50	McKesson Corporation	9,251
165	Medidata Solutions, Inc. (a)	6,948
20	Regeneron Pharmaceuticals, Inc. (a)	9,303
		102,508
	PRODUCER DURABLES ― 4.2%
890	XPO Logistics, Inc. (a)	21,209

	TECHNOLOGY ― 21.9%
40	Baidu, Inc. ― ADR (a)	5,496
190	Criteo S.A. ― ADR (a)	7,133
295	Facebook, Inc. (a)	26,520
27	Google, Inc. (a)	17,236
80	LinkedIn Corporation (a)	15,210
75	Palo Alto Networks, Inc. (a)	12,900
190	salesforce.com, Inc. (a)	13,192
90	ServiceNow, Inc. (a)	6,251
130	Splunk, Inc. (a)	7,196
		111,134
	TOTAL COMMON STOCKS
	(Cost $525,736)	$497,705

	MONEY MARKET FUNDS ― 2.0%
10,029	First American US Treasury Money Market Fund, Class Z, 0.00% (b)	10,029
	TOTAL MONEY MARKET FUNDS
	(Cost $10,029)	$10,029

	TOTAL INVESTMENTS ― 100.2%
	(Cost $535,765)	507,734
	Liabilities in Excess of Other Assets ― (0.2)%	(1,073)
	TOTAL NET ASSETS ― 100.0%	$506,661

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015, was as follows*:

Cost of investments		$535,765
Gross unrealized appreciation		4,109
Gross unrealized depreciation		(32,140)
Net unrealized depreciation		$(28,031)

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2015:

Zevenbergen Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,414,097	$-	$-	$1,414,097
Short-Term Investments	94,684	-	-	94,684
Total	$1,508,781	$-	$-	$1,508,781
Zevenbergen Growth Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$497,705	$-	$-	$497,705
Short-Term Investments	10,029	-	-	10,029
Total	$507,734	$-	$-	$507,734

Please refer to the Schedule of investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By   /s/ Christopher E. Kashmerick
 Christopher E. Kashmerick, President and Principal Executive Officer

Date  November XX, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  November XX, 2015